MAINSTAY FUNDS TRUST
51 Madison Avenue
New York, NY 10010

March 3, 2022

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: MainStay Funds Trust (the “Registrant”)
SEC File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the MainStay Asset Allocation Prospectuses, MainStay Equity Fund Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 176 under the Investment Company Act of 1940, that became effective on February 28, 2022.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary